March 1, 2013

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:      Johnson Mutual Funds Trust, Files Nos. 33-52970 and 811-7254

Dear Sir/Madam:

On behalf of Johnson Mutual Funds Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 36 to the Trust’s Registration Statement. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The purpose of the filing is to amend the investment strategy for JIC Institutional Bond Fund III.

If you have any questions, please contact Donald S. Mendelsohn at (513) 352-6546.

Very truly yours,

/s/Thompson Hine LLP

Thompson Hine LLP

633288.9